Going Concern (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Going Concern [Abstract]
Accumulated deficit	$ 23,496,792	$ 9,470,685
Cash used in operations	7,373,687	$ 3,907,348
Working capital deficit	$ 7,000,000